Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.8%
	Aerospace/Defense—1.5%
$ 6,750,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 6,839,647
16,550,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	16,847,569
11,925,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	12,014,566
23,375,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	23,977,000
6,125,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	6,128,624
5,400,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	5,346,098
	TOTAL	71,153,504
	Automotive—4.0%
4,100,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	4,164,617
14,175,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	14,639,416
5,225,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	5,436,262
10,075,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	10,336,043
32,000,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	32,262,280
4,475,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	4,446,494
8,650,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	8,543,531
21,621,250	DexKo Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	18,016,771
875,000	Dorman Products, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2034	878,588
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	9,146,848
17,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	16,434,674
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,366,830
4,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	4,924,717
7,000,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	6,969,340
24,850,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	26,110,119
4,125,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.375%, 5/15/2033	4,278,718
10,775,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	10,851,966
5,525,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	5,699,640
	TOTAL	187,506,854
	Building Materials—4.0%
7,000,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	6,898,941
3,300,000	Core & Main LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2034	3,284,599
9,725,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	8,767,801
13,480,175	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	9,211,408
2,425,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	2,346,913
6,975,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	6,984,207
12,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	12,339,896
8,600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	7,965,825
16,000,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	15,806,232
20,100,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	20,545,422
13,300,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	13,472,887
15,875,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	16,093,384
11,350,000	QXO Building Products, Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	11,375,583
5,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	5,645,990
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,917,822
17,100,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	16,935,883
4,000,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	4,011,432
21,400,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	21,577,534
	TOTAL	189,181,759
	Cable Satellite—4.8%
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	12,816,242

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 26,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	$ 23,371,792
8,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,621,854
16,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	15,067,755
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,937,982
6,800,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	6,357,562
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,444,061
4,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,792,090
3,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	3,195,491
7,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	7,434,772
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	3,987,992
9,450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	5,241,831
8,650,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	7,810,244
3,000,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	2,920,234
3,000,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	2,997,634
14,875,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	14,818,558
5,725,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	5,621,611
20,675,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	19,401,555
25,600,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	25,320,369
11,875,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	7,321,591
7,400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	6,088,180
7,550,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	6,786,783
13,450,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	10,647,803
15,350,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	12,604,931
7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	6,448,913
	TOTAL	226,057,830
	Chemicals—4.2%
6,475,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	5,895,911
5,275,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,462,268
6,450,000	Bond US Bidco 1/2/3/G1/2, Secured Note, 144A, 7.125%, 6/15/2033	6,493,802
20,525,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	20,939,276
12,850,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	13,225,670
3,825,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	3,763,398
8,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	8,658,256
3,126,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,126,344
14,425,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	14,049,203
21,175,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	21,816,984
20,625,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	20,218,052
6,500,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	6,278,437
4,750,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	4,803,395
3,925,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	3,901,987
6,600,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	6,638,993
9,725,000	Scih Salt Holdings, Inc., 144A, 6.625%, 8/15/2031	9,735,412
8,525,000	Scih Salt Holdings, Inc., Sr. Unsecd. Note, 144A, 8.000%, 8/15/2032	8,471,220
5,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	4,753,699
9,950,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	9,735,917
3,225,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	3,092,030
5,725,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	5,454,051
4,050,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	4,018,723
7,300,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,707,954
	TOTAL	197,240,982
	Construction Machinery—0.8%
1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	1,643,937
8,450,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	8,721,490
6,750,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	6,970,563

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 6,475,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	$ 6,153,771
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,565,758
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,722,953
	TOTAL	39,778,472
	Consumer Cyclical Services—2.6%
10,675,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	10,914,344
19,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	19,767,203
5,825,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,778,681
9,850,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	9,796,681
8,450,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	8,575,398
4,325,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	4,388,491
7,975,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	7,866,358
22,700,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	23,083,448
4,850,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,541,671
9,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	8,862,217
8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,157,347
3,650,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	3,557,009
3,000,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	3,063,664
5,400,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	5,517,214
	TOTAL	123,869,726
	Consumer Products—2.0%
33,566,048	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	36,056,951
8,175,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	8,546,545
10,600,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	10,215,656
4,100,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	4,060,582
16,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	15,632,225
3,200,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.250%, 7/15/2034	3,210,861
2,475,000	Whirlpool Corp., Secured Note, 144A, 7.875%, 7/1/2034	2,346,050
14,300,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	12,136,085
	TOTAL	92,204,955
	Diversified Manufacturing—1.1%
1,375,000	ADI Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 7.125%, 7/15/2034	1,405,173
25,700,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	26,153,528
9,225,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	9,422,175
2,325,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	2,264,456
6,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	6,549,059
6,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	7,048,205
	TOTAL	52,842,596
	Environmental—0.2%
8,650,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	8,610,528
	Finance Companies—1.8%
17,250,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	16,703,456
16,175,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	15,446,646
2,875,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	2,899,875
275,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2031	276,405
10,500,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	10,575,520
11,600,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	11,706,186
3,425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	3,278,157
15,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	14,810,531
8,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	7,335,938
	TOTAL	83,032,714
	Food & Beverage—2.4%
20,175,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	19,959,327
30,800,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	30,125,948

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 24,625,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	$ 25,019,369
12,075,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	11,684,082
4,175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	4,052,327
1,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	1,957,946
14,300,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	14,102,742
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,400,299
	TOTAL	115,302,040
	Gaming—3.7%
10,375,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	5,137,544
5,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	5,746,983
7,175,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	6,855,362
8,600,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	7,551,102
8,200,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	7,842,966
6,425,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	6,450,237
1,725,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	1,720,639
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,427,980
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,377,317
4,975,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	4,890,400
15,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,687,487
7,250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	7,472,256
16,225,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	16,075,633
14,150,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	13,749,641
10,975,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	11,028,470
4,075,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	4,120,233
19,825,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	19,505,146
6,000,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	6,290,892
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	11,928,003
	TOTAL	175,858,291
	Health Care—4.9%
14,100,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	13,921,641
19,000,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	18,749,654
2,450,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	2,066,432
13,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	12,659,989
7,050,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	7,150,900
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,721,602
9,450,000	Encompass Health Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2034	9,360,888
2,875,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,914,873
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,350,454
4,000,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	3,997,382
15,675,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	15,896,190
42,250,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	41,885,120
17,725,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	17,255,917
19,700,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	18,937,553
3,875,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2032	3,846,330
16,400,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	16,399,739
7,475,000	Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	7,364,880
5,675,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	5,791,383
15,103,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	15,120,550
	TOTAL	229,391,477
	Independent Energy—3.2%
15,800,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	16,400,147
8,625,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,599,751
2,925,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	2,942,214
5,075,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	5,100,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 16,850,000		California Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2035	$ 16,658,048
8,600,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	8,632,164
1,600,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	1,551,190
3,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,241,671
8,225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	7,754,503
1,750,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,724,334
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	0
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	0
8,000,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	7,875,356
7,000,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	6,990,649
3,125,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	3,182,804
2,875,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,800,555
20,525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	20,092,744
3,000,000		SM Energy Co., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	3,301,731
3,000,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	3,012,222
9,350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	9,298,069
3,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	3,049,803
10,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	10,218,200
5,675,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	5,959,874
3,250,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,399,451
		TOTAL	151,785,855
		Industrial - Other—1.0%
7,375,000		LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	7,238,847
37,825,000		Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	37,849,208
1,656,000		TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,656,901
		TOTAL	46,744,956
		Insurance - P&C—8.9%
11,250,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	11,327,175
22,125,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	22,465,836
7,500,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	7,535,010
29,875,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	28,774,217
23,550,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	23,036,610
59,350,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	59,095,214
11,675,000		Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	11,820,190
19,700,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	19,880,354
30,675,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	30,039,715
24,200,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	24,930,332
49,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	50,964,075
17,625,000		Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	18,206,995
20,950,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	19,822,643
33,375,000		Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	33,328,669
3,750,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	3,625,471
13,325,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	13,150,037
39,250,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	40,107,259
		TOTAL	418,109,802
		Leisure—1.5%
1,825,000		Carnival Corp. Ltd., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	1,890,123
4,825,000		Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	4,786,563
6,925,000		Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	6,934,536
7,800,000		Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	7,805,530
2,600,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	2,486,462
3,675,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	3,495,293
8,600,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	8,436,155
2,250,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	2,337,395

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 6,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	$ 6,945,119
9,000,000	Royal Caribbean Cruises Ltd., 144A, 6.000%, 2/1/2033	9,074,780
3,650,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	3,711,929
12,925,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	12,598,241
	TOTAL	70,502,126
	Lodging—1.2%
3,525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	3,455,159
1,650,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,635,970
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	10,955,955
1,700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	1,665,727
10,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	11,118,340
3,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	3,156,814
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,013,251
9,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	8,817,295
2,425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	2,361,883
6,800,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	6,953,558
	TOTAL	56,133,952
	Media Entertainment—2.8%
2,400,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	2,134,284
26,150,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	18,239,625
8,200,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	6,102,071
6,500,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	6,410,818
7,025,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	7,284,665
25,975,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	27,380,040
1,350,000	Outfront Americas Capital LLC / Outfront Media Capital Corp. - Old, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2034	1,333,897
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,312,778
1,825,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,763,876
1,275,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	1,084,584
12,975,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	7,938,219
10,050,000	Paramount Global, Sr. Unsecd. Note, 5.850%, 9/1/2043	7,129,041
6,075,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	5,555,850
2,775,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	2,109,000
4,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,470,000
4,750,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	4,747,882
6,875,000	Univision Communications, Inc., Secured Note, 144A, 8.875%, 4/15/2033	6,661,700
6,350,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	6,018,089
11,525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	11,483,513
	TOTAL	130,159,932
	Metals & Mining—1.0%
4,175,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	4,121,234
6,425,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	6,256,636
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	7,199,000
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	7,258,130
2,925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	2,962,075
13,100,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	12,983,288
6,375,000	Worthington Steel, Inc., Secured Note, 144A, 7.750%, 6/1/2033	6,599,795
	TOTAL	47,380,158
	Midstream—6.0%
28,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	28,170,999
13,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	13,415,616
3,925,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	3,849,429
4,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,696,292
8,075,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	8,300,401
20,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	19,878,249

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 11,575,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	$ 11,893,051
5,425,000		DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	5,475,236
4,975,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	4,765,318
2,750,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	2,765,106
4,500,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,590,747
8,000,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	7,995,160
17,800,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	17,956,070
7,450,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	7,578,796
6,025,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	5,680,043
6,200,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	5,979,646
37,175,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	37,556,490
7,525,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	7,519,960
4,150,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	4,177,117
12,675,000		Venture Global LNG, Inc., Sr. Unsecd. Note, 144A, 6.375%, 12/15/2034	12,351,765
12,350,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	12,749,411
13,850,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.750%, 1/15/2036	14,504,011
12,250,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	13,297,792
10,875,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	12,058,983
3,075,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,173,034
5,650,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	5,652,147
4,875,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	4,869,296
		TOTAL	280,900,165
		Oil Field Services—2.4%
8,625,000		Archrock Services LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	8,445,083
13,925,000		Beusa Investments LLC, Sr. Unsecd. Note, 144A, 7.000%, 8/1/2031	13,616,214
7,650,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	7,567,698
4,575,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	4,571,712
6,575,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	6,628,784
5,925,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	6,211,385
5,100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	5,205,334
6,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	6,178,074
10,250,000		Oceaneering International, Inc., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	10,492,956
8,525,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	8,568,316
6,725,000		Sesi LLC, 144A, 7.875%, 9/30/2030	6,809,169
4,700,000		Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	4,619,424
8,475,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	8,345,088
16,975,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	17,349,333
		TOTAL	114,608,570
		Packaging—2.4%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
9,723,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	10,311,028
24,650,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	23,419,847
1,975,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,004,188
2,025,000		Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	2,015,347
1,950,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,858,579
2,375,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	2,271,947
9,525,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	9,512,323
12,700,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	12,961,937
11,975,000		Sword Purchaser LLC, Secured Note, 144A, 8.250%, 4/15/2033	12,254,615
15,725,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	16,268,141
6,475,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	6,848,623
10,150,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	11,238,009
		TOTAL	110,964,584

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.3%
$ 11,625,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 10,270,455
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,159,967
4,050,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	3,838,263
	TOTAL	16,268,685
	Pharmaceuticals—3.2%
6,950,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	7,149,778
13,275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	12,355,593
6,950,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	5,323,561
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,611,320
6,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	4,717,500
27,000,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	27,622,701
2,500,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	2,524,545
10,775,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	11,120,974
27,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	26,410,573
11,150,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	11,220,435
8,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	9,068,212
23,025,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	24,591,851
4,225,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	4,183,991
	TOTAL	148,901,034
	Restaurant—1.0%
1,500,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,470,656
32,525,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	30,583,462
4,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	4,394,438
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,167,071
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	3,289,047
	TOTAL	45,904,674
	Retailers—2.6%
7,325,000	Academy Ltd., Secured Note, 144A, 5.875%, 5/15/2031	7,250,911
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	218,390
9,775,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	9,485,974
8,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	7,936,586
3,125,000	Belron UK Finance PLC, 144A, 5.750%, 10/15/2029	3,126,778
13,925,000	Family Dollar Stores LLC, 144A, 10.000%, 7/31/2031	13,716,118
5,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	5,012,447
6,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	5,804,051
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,895,630
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,295,994
14,000,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	14,593,614
12,075,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	11,909,998
7,725,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	8,243,015
6,225,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	6,347,012
1,900,000	Wayfair LLC, Secured Note, 144A, 7.125%, 5/31/2034	1,953,249
15,775,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	16,195,656
	TOTAL	120,985,423
	Supermarkets—0.7%
3,375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,178,649
2,150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	2,046,503
19,950,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	18,573,288
2,475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	2,398,550
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,141,895
	TOTAL	32,338,885
	Technology—17.1%
3,563,000	Ahead DB Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	3,578,164
21,800,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	22,414,607

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 8,125,000	APLD Computeco 3 LLC, 144A, 7.000%, 6/15/2031	$ 7,934,266
8,750,000	APLD Computeco LLC, 144A, 6.750%, 3/15/2031	8,561,994
19,800,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	21,058,211
4,475,000	AthenaHealth Group, Inc., Sec. Fac. Bond, 144A, 7.500%, 2/15/2032	4,593,453
24,075,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	23,234,484
4,725,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	4,722,987
8,725,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	8,800,501
10,975,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	10,686,554
9,075,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	9,267,944
35,500,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	32,723,371
28,625,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	28,071,441
7,475,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	7,310,685
5,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	4,996,579
18,600,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	17,610,158
13,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	12,779,638
20,675,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,710,559
10,575,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	10,368,103
7,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	6,779,578
16,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	15,273,285
5,475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.625%, 7/15/2032	4,907,140
5,675,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	5,154,307
9,725,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	9,230,738
12,200,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	11,633,789
5,000,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	4,920,876
21,475,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	21,498,236
5,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	5,075,579
18,325,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	18,668,264
6,875,000	Galaxy Helios Data Centers II LLC, Secured Note, 144A, 9.875%, 8/1/2031	6,900,954
11,025,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	10,860,946
6,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	6,894,278
19,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	18,439,806
9,200,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	9,259,506
10,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	10,924,998
8,775,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2035	8,675,525
25,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	26,075,328
14,100,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	14,576,771
52,050,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	44,179,265
12,900,000	Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	12,407,256
13,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	12,681,848
2,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	1,840,842
4,550,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	4,201,178
3,700,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	3,266,894
16,400,000	PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	15,462,725
11,275,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	11,168,865
26,100,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	24,072,442
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,291,057
6,000,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	5,880,271
15,675,000	SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	15,477,091
750,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 5.875%, 7/15/2030	762,594
15,509,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 9.625%, 12/1/2032	17,014,071
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,714,451
5,500,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	5,635,509
12,075,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	12,100,309
22,750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	22,734,732

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 9,525,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	$ 9,603,048
3,100,000		Stingray Compute LLC, Secured Note, 144A, 6.000%, 6/15/2031	3,028,161
12,825,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	11,925,528
5,000,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	4,914,508
36,500,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	35,780,329
10,000,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	9,476,585
9,525,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	9,904,686
9,025,000		Yondr JK 1, LLC, 144A, 6.875%, 6/30/2031	8,604,421
7,250,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	7,336,768
5,700,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	4,426,079
		TOTAL	802,065,116
		Transportation Services—0.4%
2,050,000		GB AIT Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	2,037,158
12,350,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	12,582,513
4,600,000		Watco Cos., LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	4,718,234
		TOTAL	19,337,905
		Utility - Electric—3.1%
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,309,102
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	775,023
6,725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2034	6,605,531
4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	4,090,155
16,675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	16,323,906
5,550,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2036	5,481,432
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,839,984
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,328,737
5,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	4,784,744
20,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	19,798,644
7,950,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	7,754,448
7,250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	7,250,946
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,506,199
5,225,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	5,449,628
10,950,000		VoltaGrid LLC, 144A, 7.375%, 11/1/2030	11,010,943
6,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,552,442
15,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	15,993,716
1,725,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	1,807,448
13,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	14,029,903
		TOTAL	146,692,931
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,633,823,698)	4,551,816,481
		COMMON STOCKS—0.2%
		Media Entertainment—0.0%
67,353	[1,2]	Audacy Capital Corp.	596,747
		Packaging—0.2%
1,143,527	[1,2]	Ardagh Holdings S.A.	7,252,619
		TOTAL COMMON STOCKS (IDENTIFIED COST $101,038,421)	7,849,366
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	817
13,607	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	953

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.3%
108,136,086	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[4] (IDENTIFIED COST $108,136,086)	$ 108,136,086
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $4,843,025,219)	4,667,802,886
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	31,951,521
	NET ASSETS—100%	$4,699,754,407
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$281,289,081
Purchases at Cost	$1,669,694,346
Proceeds from Sales	$(1,842,847,341)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$108,136,086
Shares Held as of 7/31/2026	108,136,086
Dividend Income	$3,991,223

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	Issuer in default.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$4,551,816,481	$0	$4,551,816,481
Equity Securities:
Common Stocks
International	—	—	7,252,619	7,252,619
Domestic	—	—	596,747	596,747
Warrants	—	—	953	953
Investment Company	108,136,086	—	—	108,136,086
TOTAL SECURITIES	$108,136,086	$4,551,816,481	$7,850,319	$4,667,802,886

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind